Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Dia Bras EXMIN Resources Inc.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Canada
Sociedad Minera Corona, S. A. ("Corona")
Disclosure of subsidiaries [line items]
Ownership interest	81.84%
Location	Perú
Dia Bras Peru S. A. C. ("Dia Bras Peru")
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	Perú
Dia Bras Mexicana S. A. de C. V. ("Dia Bras Mexicana")
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	México
EXMIN, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	México
Servicios de Produccion Y Extraccion de Chihuahua, S.A. de C.V
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Location	México